LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2013
Loss Per Share Calculation

Loss per share is calculated as follows:

	For the year ended December 31, 2011	For the year ended December 31, 2012	For the year ended December 31, 2013	For the year ended December 31, 2013
	RMB	RMB	RMB	US$
				(Note 3)
Numerator:
Net loss attributable to ordinary shareholders	(284,329,931)	(514,002,092)	(526,261,572)	(86,932,219)

Denominator:
Denominator for basic and diluted loss per share – weighted-average shares outstanding	24,956,197	24,494,046	23,174,823	23,174,823

Loss per share
- Basic and diluted	(11.39)	(20.98)	(22.71)	(3.75)